Apr. 05, 2021
KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF
KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF
KRANE SHARES TRUST
KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF
(the “Funds”)

Supplement dated April 5, 2021 to the currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information as each may be supplemented, for the Funds

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2020 and the supplement dated January 1
3
, 2021 and March 24, 2021.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Pursuant to supplements dated January 1
3
, 2021 and March 24, 2021, KraneShares E Fund China Commercial Paper ETF and KraneShares Bloomberg Barclays China
Aggregate Bond
Inclusion Index ETF, announced certain changes that would be effective on April 8, 2021.

The effective date of the changes announced in the supplement dated March 24, 2021 has been changed and the new effective date is now April 28, 2021.

As a result, all the changes noted in the supplement dated January 1
3
, 2021 are now effective on April 28, 2021 instead of April 8, 2021. This includes the name changes and the changes to the objective, principal investment strategies, principal investment risks, fee table, management information and underlying index description. For more information about these changes, please refer to the supplement dated January 1
3
, 2021.

In addition, from April 8, 2021 to April 28, 2021, Krane Funds Advisors, LLC, has voluntarily agreed to waive its management fee by an additional 0.48%
of the KraneShares E Fund China Commercial Paper ETF’s average daily net assets. This voluntary waiver is in addition to the current contractual management fee waiver of 0.20% of the KraneShares E Fund China Commercial Paper ETF’s average daily net assets
. Together, the voluntary waiver and the contractual waiver will result in the Fund paying no management fee from April 8, 2021 to April 28, 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.